FORWARD FUNDS

Supplement dated October 24, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus

dated May 1, 2011, as supplemented

The following information applies to the Forward Select Income Fund only:

The ticker symbol for Investor Class shares of the Forward Select Income Fund is FFSLX.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SI INV PRO 10242011

FORWARD FUNDS

Supplement dated October 24, 2011

to the

Forward Funds Statement of Additional Information

dated May 1, 2011, as supplemented

The following information applies to the Forward Select Income Fund only:

The ticker symbol for Investor Class shares of the Forward Select Income Fund is FFSLX.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP SI INV SAI 10242011